Employee benefit plans	6 Months Ended
Sep. 30, 2025
Employee Benefit Plans [Abstract]
Employee benefit plans
13. Employee benefit plans:
Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.
Net periodic benefit cost
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2024	2025
Service cost	¥2,884	¥2,702
Interest cost	2,020	2,528
Expected return on plan assets	(2,833)	(2,684)
Amortization of net actuarial losses	922	368
Amortization of prior service cost	(230)	(271)

Net periodic benefit cost	¥2,763	¥2,643

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.